SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 01, 2021
Unrecognized tax benefits			$ 0	$ 0
Statutory tax rate (as a percent)			21.00%	21.00%
ITHAX ACQUISITION CORP.
Cash equivalents	$ 0		$ 0	$ 0
Assets held-in-trust account				0
IPO transaction costs allocated to warrant liabilities		$ (675,351)	(675,351)
Transaction Costs					$ 14,681,886
Underwriting fees					5,250,000
Deferred underwriting fees payable			9,082,500		9,082,500
Other offering costs					349,386
Offering costs	14,006,535		14,006,535
Sale of Stock, Other Offering Cost					$ 349,386
Unrecognized tax benefits	0		0	0
Unrecognized tax benefits accrued for interest and penalties	0		$ 0	$ 0
Deferred business combination fees payable	$ 7,032,982
Shares subject to forfeiture	787,500		787,500
Federal Depository Insurance Coverage	$ 250,000		$ 250,000
ITHAX ACQUISITION CORP. | Mondee Holdings, Inc
Deferred Legal Expenses	2,200,000
Deferred Printing Expenses	395,535
Deferred Advisory and Transaction Related Expenses	$ 4,437,446
Deferred business combination fees payable			$ 0
Class A Common Stock | ITHAX ACQUISITION CORP.
Number of warrants to purchase shares issued	12,412,500		12,412,500